MCMLT 2021-NMR1 ABS-15G

Exhibit 99.1 - Schedule 6

LOAN ID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
9822001474	XXXXXXXXXX	First	FIXED	Purchase	Owner Occ	9/XX/2007	11/XX/2007	MA	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Childhood Lead Poisoning Prevention
[2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
[2]   State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement
														[2] Initial GFE Missing					RB	B	B	B
1315660034	XXXXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	3/XX/2005	5/XX/2005	MD	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   Initial GFE Missing
[2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges.
															Finance charges under disclosed by $50.05 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TR Tested	RB	B	B	B
2112569991	XXXXXXXXXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2006	4/XX/2006	OK	XXXXXXXXXX	XXXXXXXXXX	YES	36	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Broker Dislcosure [2] State - Missing Choice of Insurance Disclsoure [2] Initial TIL Missing					RB	B	B	B
5350158564	XXXXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	2/XX/2007	4/XX/2007	MI	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	2	[2] Initial TIL Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure					RB	B	B	B
3894365148	XXXXXXXXXX	Second	FIXED	Purchase	Owner Occ	1/XX/2007	3/XX/2007	CA	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	3	[3] HUD-1 Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
														[2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		TR Indeterminable	RD	D	D	D
1738356794	XXXXXXXXXX	Second	FIXED	Purchase	Owner Occ	8/XX/2005	10/XX/2005	PA	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Application Disclosure
[2] State - Missing Freedom to Choose / Anti-Coercion Disclosure	APR under disclosed by .5031 which exceeds the .125 tolerance.
Finance charges under disclosed by $508.01 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
																		TILA SOL Expired	RB	B	B	B
6813372971	XXXXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	1/XX/2007	3/XX/2007	RI	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Missing	Final HUD is incomplete due to being illegible. Fees were not able to be captured.	YES		TR Indeterminable (UAL State)	RD	D	D	D
4954625137	XXXXXXXXXX	First	FIXED	Purchase	Owner Occ	2/XX/2007	4/XX/2007	GA	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	1						RA	A	A	A
5469098951	XXXXXXXXXX	First	FIXED	Cashout Refi	Owner Occ	1/XX/2007	2/XX/2007	FL	XXXXXXXXXX	XXXXXXXXXX	YES	24	3	[3] ROR Missing
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.8083 which exceeds the .125 tolerance.
Finance charges under disclosed by $178,486.78 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
																		TILA SOL Expired	RB	B	B	B
6678544460	XXXXXXXXXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2007	8/XX/2007	PA	XXXXXXXXXX	XXXXXXXXXX	YES	24	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.6733 which exceeds the .125 tolerance.
Finance charges under disclosed by $88,533.95 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.
ROR executed by borrowers 7/XX/2007 with expiration of rescission period noted as 7/XX/2007. HUD reflects no funding date, and no interest was collected which coincides with a 7/XX/2007 funding date which is equal to the rescission period execution date	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
																		TILA SOL Expired	RB	B	B	B
1677119940	XXXXXXXXXX	First	FIXED	Purchase	Owner Occ	11/XX/2007	12/XX/2007	FL	XXXXXXXXXX	XXXXXXXXXX	NO	*Not Applicable	3	[3] TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
														[2] Initial TIL Missing		NO		TNR Testing Not Required	RB	B	B	B
5891702844	XXXXXXXXXX	First	FIXED	Rate/Term Refi	Owner Occ	12/XX/2006	2/XX/2007	IN	XXXXXXXXXX	XXXXXXXXXX	YES	36	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing					RB	B	B	B